Intangible Assets, Net - Schedule of Amortization Expense (Details)	Dec. 31, 2022 CNY (¥)
Future amortization expense
Within 1 year	¥ 30,196
Between 1 and 2 years	30,196
Between 2 and 3 years	30,196
Between 3 and 4 years	30,196
Over 4 years and thereafter	17,663
Total	¥ 138,447